Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Annual Minimum Rental Payments Payable Under New Lease

As of December 31, 2019, future annual minimum rental payments payable under the Lease are as follows (shown in thousands):

Years ended December 31:
2020	882
2021	913
2022	945
2023	978
2024	1,012
Thereafter	1,580
Total	$6,310